LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE	12 Months Ended
Dec. 31, 2021
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

4LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

The loss before income taxes is classified as follows:

		Year Ended December 31,
	Note	2021	2020
Revenue		58,319	46,421
Third-party content		(29,998)	(26,232)
Gross Profit		28,321	20,189

Salaries and subcontractors		(14,821)	(9,011)
Share based compensation	10	(4,667)	(2,963)

Total employee costs		(19,488)	(11,974)
Depreciation and amortization		(4,797)	(2,873)
IT and hosting		(1,699)	(1,372)
Professional fees		(3,024)	(1,481)
Corporate costs		(1,437)	(749)
Sales and marketing		(393)	(213)
Bad debt expense	15	(602)	(1,076)
Travel and entertainment		(274)	(176)
Transaction and acquisition costs		(1,349)	(2,212)
Other operational costs		(1,769)	(702)

Selling, General and Administrative Expenses		(34,832)	(22,828)

Gain on remeasurement of consideration receivable	6	98	19
Loss on remeasurement of deferred and contingent consideration	12	—	(9,276)
Loss on disposal of intangible assets	13	(89)	—
Operating Loss		(6,502)	(11,896)
Interest income		61	6
Accretion on liabilities	12	—	(1,037)
Interest and financing fees		(245)	(353)
Net Interest Expense and Other Financing Charges		(184)	(1,384)
Loss Before Income Taxes		(6,686)	(13,280)